Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-36110
Entity Registrant Name	SIMON PROPERTY GROUP, L.P.
Entity Central Index Key	0001022344
Entity Tax Identification Number	34-1755769
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	225 WEST WASHINGTON STREET
Entity Address, City or Town	INDIANAPOLIS
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	636.1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false